Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.
Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On
November 4, 2010,
Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of
1933,
as amended (the “Securities Act”). During the
six
-month period ended
June 30, 2020,
the Company issued
299,200
shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note
3
). On
July 6, 2016,
the Company implemented a dividend reinvestment plan (the “Plan”) (Note
14
). As of
June 30, 2020,
under the Plan, the Company has issued to its common stockholders
14,245,125
shares, in aggregate. As of
June 30, 2020,
the aggregate
issued share capital was
120,719,340
common shares. At
June 30, 2020,
members of the Konstantakopoulos Family owned, directly or indirectly, approximately
57.6%
of the outstanding common shares, in the aggregate.

As of
December 31, 2019
and
June 30, 2020,
the Company owned and/or operated a fleet of
60
container vessels, with a total carrying capacity of approximately
409,037
and
411,650
twenty
-foot equivalent units
(“
TEU”), respectively, through wholly-owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long-, medium- and short-term time charters.

At
June 30, 2020,
Costamare had
74
wholly-owned subsidiaries incorporated in the Republic of Liberia and six
incorporated in the Republic of the Marshall Islands.

Revenues for the
six
-month periods ended
June 30, 2019
and
2020,
derived from significant charterers individually accounting for
10%
or more of revenues (in percentages of total revenues) were as follows:

	2019	2020
A	23%	21%
B	24%	22%
C	8%	12%
D	39%	35%
Total	94%	90%

The reconciliation of the cash, cash equivalents and restricted cash at end of
six
-month periods ended
June 30, 2019
and
2020
is presented in the table below:

	2019	2020
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	98,563	155,668
Restricted cash – current portion	147,292	6,592
Restricted cash – non-current portion	38,043	38,837
Total cash, cash equivalents and restricted cash	$283,898	$201,097

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not
include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form
20
-F for the fiscal year ended
December 31, 2019,
filed with the SEC on
February 26, 2020.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six
-month period ended
June 30, 2020,
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December 31, 2020.

The outbreak of the COVID-
19
virus has had a negative effect on the global economy and has adversely impacted the international container shipping industry. There have been recent signs of improvement in the average time charter rates, however, the situation is still rapidly evolving and, as such, it is difficult to predict the ultimate severity and long-term impact of the pandemic on the industry and Costamare at this time. The Company is constantly monitoring the developing situation, as well as its charterers' response to the severe market disruption via cost cutting and rationalization of their networks and fleets, and is making necessary preparations to address and mitigate, to the extent possible, the impact of COVID-
19
on the Company.

Preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates that affect the amounts reported and disclosed in the financial statements and the accompanying notes. The Company bases its estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. As of
June 30, 2020,
the Company has reviewed and evaluated its revenue concertation risk, the recoverability of its Accounts receivable and performed sensitivity analysis to its future undiscounted cash flows on its impairment testing. As part of such evaluation, the Company did not
identify any conditions that have substantial impact in the Company's results of operations, financial position, cash flows or disclosures.

As of
June 30, 2020,
the impact of the outbreak of COVID-
19
virus continues to unfold. As a result, many of the Company's estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company's estimates may
change in future periods.